Exceptional items (Tables)	3 Months Ended
Mar. 31, 2020
Analysis of income and expense [abstract]
Schedule of Exceptional Items

	For the three months ended March 31,
	2020	2019
	€m	€m
Findus Group integration costs	—	1.8
Release of indemnification assets	17.8	44.0
Brexit	0.2	—
Supply chain reconfiguration	—	(1.3)
Goodfella's Pizza & Aunt Bessie's integration costs	2.0	1.8
Factory optimization	0.6	0.3
Total exceptional items	20.6	46.6